Events after the balance sheet date (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 04, 2021	Jan. 15, 2021	Dec. 31, 2020
Events after the balance sheet date (Details) [Line Items]
Additional common shares			$ 3,200
Non-adjusting events after reporting period [Member]
Events after the balance sheet date (Details) [Line Items]
Common shares issued (in Shares)	516,814	1,758,618
Non-adjusting events after reporting period [Member]
Events after the balance sheet date (Details) [Line Items]
Additional common shares		$ 8,000
Gross proceeds		3,250
Non-adjusting events after reporting period [Member] | AGP Sales Agreement [Member]
Events after the balance sheet date (Details) [Line Items]
Additional common shares		$ 25,000